INVESTMENTS - Cumulative OTTI Credit Losses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
AFS debt securities
Schedule of other-than-temporary impairment, credit losses recognized in earnings, roll forward
Balance at beginning of period	$ 73	$ 74
Credit impairments recognized in earnings on securities not previously impaired	2	33
Credit impairments recognized in earnings on securities that have been previously impaired	1	0
Reductions due to credit-impaired securities sold, transferred or matured	(45)	(34)
Balance at end of period	31	73
AFS debt securities | Mortgage-backed securities
Schedule of other-than-temporary impairment, credit losses recognized in earnings, roll forward
Balance at beginning of period	0	1
Credit impairments recognized in earnings on securities not previously impaired	1	0
Credit impairments recognized in earnings on securities that have been previously impaired	0	0
Reductions due to credit-impaired securities sold, transferred or matured	(1)	(1)
Balance at end of period	0	0
AFS debt securities | State and municipal securities
Schedule of other-than-temporary impairment, credit losses recognized in earnings, roll forward
Balance at beginning of period	12	4
Credit impairments recognized in earnings on securities not previously impaired	0	8
Credit impairments recognized in earnings on securities that have been previously impaired	0	0
Reductions due to credit-impaired securities sold, transferred or matured	(8)	0
Balance at end of period	4	12
AFS debt securities | Foreign government securities
Schedule of other-than-temporary impairment, credit losses recognized in earnings, roll forward
Balance at beginning of period	5	6
Credit impairments recognized in earnings on securities not previously impaired	0	0
Credit impairments recognized in earnings on securities that have been previously impaired	0	0
Reductions due to credit-impaired securities sold, transferred or matured	(5)	(1)
Balance at end of period	0	5
AFS debt securities | Corporate
Schedule of other-than-temporary impairment, credit losses recognized in earnings, roll forward
Balance at beginning of period	9	15
Credit impairments recognized in earnings on securities not previously impaired	1	2
Credit impairments recognized in earnings on securities that have been previously impaired	1	0
Reductions due to credit-impaired securities sold, transferred or matured	(6)	(8)
Balance at end of period	5	9
AFS debt securities | Other debt securities
Schedule of other-than-temporary impairment, credit losses recognized in earnings, roll forward
Balance at beginning of period	47	48
Credit impairments recognized in earnings on securities not previously impaired	0	23
Credit impairments recognized in earnings on securities that have been previously impaired	0	0
Reductions due to credit-impaired securities sold, transferred or matured	(25)	(24)
Balance at end of period	22	47
HTM debt securities
Schedule of other-than-temporary impairment, credit losses recognized in earnings, roll forward
Balance at beginning of period	136	251
Credit impairments recognized in earnings on securities not previously impaired	1	1
Credit impairments recognized in earnings on securities that have been previously impaired	0	0
Reductions due to credit-impaired securities sold, transferred or matured	(33)	(116)
Balance at end of period	104	136
HTM debt securities | Mortgage-backed securities
Schedule of other-than-temporary impairment, credit losses recognized in earnings, roll forward
Balance at beginning of period	132	246
Credit impairments recognized in earnings on securities not previously impaired	0	1
Credit impairments recognized in earnings on securities that have been previously impaired	0	0
Reductions due to credit-impaired securities sold, transferred or matured	(31)	(115)
Balance at end of period	101	132
HTM debt securities | Corporate
Schedule of other-than-temporary impairment, credit losses recognized in earnings, roll forward
Balance at beginning of period	0	0
Credit impairments recognized in earnings on securities not previously impaired	1	0
Credit impairments recognized in earnings on securities that have been previously impaired	0	0
Reductions due to credit-impaired securities sold, transferred or matured	(1)	0
Balance at end of period	0	0
HTM debt securities | Other debt securities
Schedule of other-than-temporary impairment, credit losses recognized in earnings, roll forward
Balance at beginning of period	4	5
Credit impairments recognized in earnings on securities not previously impaired	0	0
Credit impairments recognized in earnings on securities that have been previously impaired	0	0
Reductions due to credit-impaired securities sold, transferred or matured	(1)	(1)
Balance at end of period	$ 3	$ 4